SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - IFRS 16 $ in Millions	Jan. 01, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 4.3
Lease liabilities	$ 4.3
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	7.50%